(ICON)

Prudential
Equity
Income
Fund

SEMI
ANNUAL
REPORT
April 30, 1999

(LOGO)

Prudential Equity Income Fund

Performance At A Glance

During our reporting period, investors overcame their fear that a large-scale recession was threatening and then turned toward the very inexpensive industrial stocks. The Prudential Equity Income Fund moved almost six percentage points ahead of the Lipper Average primarily in the last month of the period. Our industrials and financials made particularly strong contributions.

Cumulative Total Returns1                               As of 4/30/99
                     Six     One      Five     Ten      Since
                    Months   Year     Years   Years   Inception2
Class A             20.08%   2.63%   136.21%   N/A      289.84%
Class B             19.64    1.91    127.46   278.69%   346.34
Class C             19.64    1.91      N/A     N/A      117.63
Class Z             20.25    2.89      N/A     N/A       82.98
Lipper Equity
Income Fund Avg.3   14.25    7.60    135.28   274.55      ***

Average Annual Total Returns1                           As of 3/31/99
              One      Five     Ten      Since
              Year     Years   Years   Inception2
Class A      -14.31%   14.52%   N/A      13.64%
Class B      -15.46    14.72   13.23%    11.82
Class C      -12.36     N/A     N/A      14.55
Class Z       -9.52     N/A     N/A      16.46

Past performance is not indicative of future results. Principal and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

1 Source: Prudential Investments Fund Management and Lipper, Inc. The cumulative total returns do not take into account sales charges. The average annual total returns do take into account applicable sales charges. The Fund charges a maximum front-end sales charge of 5% for Class A shares. Class B shares are subject to a declining contingent deferred sales charge
(CDSC) of 5%, 4%, 3%, 2%, 1% and 1% for six years.
Class B shares will automatically convert to Class A shares, on a quarterly basis, approximately seven years after purchase. Class C shares are subject to a front-end sales charge of 1% and a CDSC of 1% for 18 months. Class C shares bought before November 2, 1998, have a 1% CDSC if sold within one year. Class Z shares are not subject to a sales charge or distribution fee.

2 Inception dates: Class A, 1/22/90; Class B, 1/2/87; Class
C, 8/1/94; Class Z, 3/1/96.

3 Lipper average returns are for all funds in each share class for the six-month, one-, five-, and ten-year periods in the Equity Income Fund category.

*** Lipper Since Inception returns are 256.56% for Class A,
328.39% for Class B, 131.12% for Class C, and 74.86% for Class Z based on all funds in each share class.

How Investments Compared
(As of 4/30/99)
(GRAPH)

Source: Lipper, Inc. Financial markets change, so a mutual fund's past performance should never be used to predict future results. The risks to each of the investments listed above are different--we provide 12-month total returns for several Lipper mutual fund categories to show you that reaching for higher returns means tolerating more risk.
The greater the risk, the larger the potential reward or loss. In addition, we've included historical
20-year average annual returns. These returns assume the reinvestment of dividends.

U.S. Growth Funds will fluctuate a great deal. Investors have received higher historical total returns from stocks than from most other investments. Smaller capitalization stocks offer greater potential for long-term growth, but may be more volatile than larger capitalization stocks.

General Bond Funds provide more income than stock funds, which can help smooth out their total returns year by year.
But their prices still fluctuate (sometimes significantly), and their returns have been historically lower than those of stock funds.

General Municipal Debt Funds invest in bonds issued by state governments, state agencies and/or municipalities.
This investment provides income that is usually exempt from federal and state income taxes.

U.S. Taxable Money Funds attempt to preserve a constant share value; they don't fluctuate much in price but, historically, their returns have been generally among the lowest of the major investment categories.

Portfolio Manager's Report

(PHOTO)
Warren Spitz
Fund Manager

Investment Goals and Style

The Prudential Equity Income Fund seeks current income and capital appreciation. We invest primarily in stocks of U.S. companies, as well as convertible securities, that provide investment income returns above those of the Standard & Poor's 500 Stock Index or the NYSE Composite
Index. We emphasize stocks that are considered undervalued, given their earnings, cash flow, or asset values. There can be no assurance that the Fund will achieve its investment objective.


Performance Review
The market changed
We believe that share price volatility over the past few years demonstrates the importance of a long time horizon for stock investing. In that period, the ranking of our portfolio's return in our Lipper peer group ranged from No.1 to the bottom quartile, and in April we had climbed back to No.4.
All the while we kept to a steady course as the markets swung around us. Our four largest holdings accounted for a full fifth of our net assets on April 30, and their six-month returns ranged from 40% to 59%. What were they? Alcoa and Dow Chemicals--two industrials, Hanson--a consumer cyclical, and Lehman
Brothers--a financial stock. All four were in our portfolio two years ago when the Asian crisis first hit. We have taken some of our profits on Alcoa and Lehman Brothers to keep them from becoming too large a part of our portfolio, but they remain among our largest holdings.

It appears that we are emerging from a very unusual market where there was a real threat of global financial breakdown and skittish investors overreacted to all bad news. Value investing performed poorly in this period. But when Brazil revalued its currency in January, investors took the news much more calmly. We think this bodes well for the attractive values in our portfolio.

Industrials recovered
Industrials make up about a third of our assets. Stock markets generally move in anticipation of future earnings. When investors feared a meltdown, industrials languished and we bought at very low prices. Now investors expect global demand to rise, and industrials have climbed steeply. In addition to Alcoa and Dow, paper companies contributed to our performance. Georgia Pacific did particularly well, with a 79% gain for the six-month period. Our steel companies also helped our return.

Many of the basic materials companies became proficient cost-cutters when they were in a difficult environment and are now poised to benefit fully from an improving environment. Their large Asian and Latin American markets are in stabilizing economies that should increase demand before long. Since many materials companies beat analysts' earnings estimates in the first quarter of 1999, even before commodities prices rose, we expect strong performance from their stocks.

Financials bounced back
Financial stocks had suffered particularly in the 1998 market plunge because investors feared they might be exposed to the emerging markets. Securities brokers also were vulnerable to a slowdown in U.S. stock market activity, which has been a major source of revenue. When U.S. markets resumed their climb, the beaten-down brokerages recovered. In addition to Lehman Brothers, we had significant investments in Paine Webber Group and Bear Stearns. Our holdings in these averaged a 40% gain over the six months. We expect the industry to continue to consolidate, adding merger or acquisition interest to the demand for their shares.

Consumers are making
optional purchases

We own a variety of consumer cyclical stocks (which sell products that consumers are more likely to buy in a growing economy), including General Motors (up 43%) and Limited (up 72%). We took our profits and sold our last shares of Daimler-Chrysler, which had moved up dramatically. Although this sector wasn't as beaten down as the industrials and financials, it hadn't kept up with the market leaders during the period when investors had a very narrow focus. However, it made a strong contribution to our performance over our reporting period.

Portfolio Composition
Expressed as a percentage of net assets as of 4/30/99

Industrial                 33%
Finance                    24
Consumer Cyclical          17
Energy                     10
Consumer Growth & Stable   10
Utility                     4
Technology                  1
Cash & Equivalents          1

Some of our stocks are still out of favor

Some of our holdings are still "in the doghouse." Companies associated with tobacco, such as RJR Nabisco and Philip
Morris, lost even more ground. These stocks are so inexpensive because the market is, in effect, paying an investor to take the tobacco business along with the stronger food businesses. RJR Nabisco is separating its tobacco and food businesses, with the goal of releasing the value of Nabisco foods. Although a few lost court cases hurt the tobacco industry during our reporting period, tobacco shares began to move up in May.

Among energy stocks, we own Pioneer Natural Resources, an exploration and production company, which saw the prices on assets it was selling plunge when energy prices fell. It began to recover early in March when energy prices started to rise. We also own Pennzoil Quaker State, a service and retail business, which suffered from the steep rise in oil prices.

Five Largest Holdings
Expressed as a percentage of net assets as of 4/30/99

Alcoa, Inc.                    6.5%
Aluminum

Dow Chemical Co.               5.2
Chemicals

Hanson PLC, S.A. ADR           4.4
Miscellaneous Industrial

Lehman Brothers Hldgs., Inc.   3.9
Financial Services

McDermott Intl., Inc.          3.9
Energy Systems

Looking Ahead
A climate change
In April, we saw signs that a five-year pro-growth environment may be coming to an end. Over the five years ended March 31, 1999, growth stocks returned an average of 9.4 percentage points more a year than value stocks (according to the S&P/Barra Growth and Value Indexes). That was a very hostile environment for a value manager. In the month of April, value stocks returned
8.4 percentage points more than growth. Moreover, the small and mid-sized companies that make up a sizable part of our portfolio beneath the top holdings also reversed a similar tilt. Although we've had some very strong returns in the past five years, we achieved them while fighting a headwind. Should the wind be at our back now, it would be a welcome change.

A Message to Our Shareholders                       June 18, 1999

(PHOTO)       Dear Shareholder:

In the last couple of years, the recurring possibility of a global economic crisis caused investors to focus on securities they perceived to be safe. In the equity market, they focused on the stocks of a handful of very large companies that were perceived to be well-buffeted from an economic slowdown. These stocks became very expensive--out of proportion to their earnings expectations. As a result, there was a substantial disparity in value between large and small companies and between growth and value stocks.

Since earlier this year, however, that gap has narrowed significantly amid news of strong U.S. economic growth and faster-than-expected global stability. While the long-term prospects of U.S. growth stocks are still very good, many of the smaller and economically sensitive companies favored by our value managers now are posting very attractive returns.

In the bond market, U.S. Treasuries and select European government bonds were the major beneficiaries of the flight to quality that occurred in recent years. When this trend reversed itself toward the end of 1998, other sectors of the bond market rebounded. However, with a strong U.S. economy comes the threat of higher inflation, which erodes the value of bonds' fixed interest payments.
The recent inflation concerns jolted the bond market and helped send long-term interest rates to a 19-month high.

The winds of change in the equity market and the recent turbulence in the bond market not only highlight the value of professional portfolio management, but they illustrate why investors should have a well-diversified asset allocation strategy. It is also a good practice to rebalance your holdings, when necessary, to keep your asset allocation consistent with your long-term objectives and risk tolerance. A properly diversified portfolio of value- and growth-oriented equity funds, international bond funds, and money market funds could help you weather inevitable market turbulence and achieve more consistent returns over time. Prudential offers a wide range of mutual funds to help our shareholders diversify, as well as several balanced and diversified funds to allow one-decision diversification.

Thank you for your continued confidence in Prudential mutual funds.

Sincerely,

John R. Strangfeld
President
Prudential Equity Income Fund

Portfolio of Investments as of
April 30, 1999 (Unaudited)           PRUDENTIAL EQUITY INCOME FUND
------------------------------------------------------------

Shares          Description                         Value (Note 1)
------------------------------------------------------------
LONG-TERM INVESTMENTS--98.5%
COMMON STOCKS--93.3%
------------------------------------------------------------
Airlines--3.6%
      956,300   AMR Corp.(a)                       $    66,761,694
      224,100   US Airways Group, Inc.(a)               12,199,444
                                                   ---------------
                                                        78,961,138
------------------------------------------------------------
Aluminum--3.1%
    1,076,384   Reynolds Metals Co.                     67,139,452
------------------------------------------------------------
Apparel--0.7%
      567,000   Kellwood Co.                            14,600,250
------------------------------------------------------------
Automobiles & Trucks--4.0%
      447,700   Ford Motor Co.                          28,624,819
      637,000   General Motors Corp.                    56,653,187
                                                   ---------------
                                                        85,278,006
------------------------------------------------------------
Building & Construction--1.6%
      680,600   Kaufman & Broad Home Corp.              16,547,087
      725,100   Ryland Group, Inc.                      19,033,875
                                                   ---------------
                                                        35,580,962
------------------------------------------------------------
Chemicals--6.2%
      860,500   Dow Chemical Co.                       112,886,844
      848,028   Millennium Chemicals, Inc.              22,896,756
                                                   ---------------
                                                       135,783,600
------------------------------------------------------------
Diversfied Consumer Products--0.8%
      217,000   Eastman Kodak Co.                       16,193,625
------------------------------------------------------------
Diversified Industries--2.1%
    1,010,455   CBS Corp.                               46,038,856
Electrical Equipment--0.7%
      596,000   Esterline Technologies Corp.(a)    $     8,418,500
      153,300   Instron Corp.                            2,606,100
      360,800   Newport Corp.                            4,510,000
                                                   ---------------
                                                        15,534,600
------------------------------------------------------------
Energy Systems--4.0%
    2,955,100   McDermott International, Inc.           85,697,900
------------------------------------------------------------
Financial Services--9.4%
      997,455   Bear Stearns Cos., Inc.                 46,506,339
      322,500   Edwards (A.G.), Inc.                    11,287,500
    1,545,900   Lehman Brothers Holdings, Inc.          85,894,069
    1,311,300   PaineWebber Group, Inc.                 61,549,144
                                                   ---------------
                                                       205,237,052
------------------------------------------------------------
Forest & Paper--3.9%
      388,500   Georgia-Pacific Corp.                   35,936,250
    1,283,400   Louisiana-Pacific Corp.                 26,710,763
      204,700   Potlatch Corp.                           8,482,256
      198,000   Weyerhaeuser Co.                        13,290,750
                                                   ---------------
                                                        84,420,019
------------------------------------------------------------
Gas Pipelines--0.6%
      942,360   TransCanada Pipelines Ltd.(b)           13,075,245
------------------------------------------------------------
Health Care Services--1.6%
    1,017,300   Columbia/HCA Healthcare Corp.           25,114,594
    1,980,000   PhyCor, Inc.(a)                          9,900,000
        1,300   Tenet Healthcare Corp.(a)                   30,712
                                                   ---------------
                                                        35,045,306
------------------------------------------------------------
Hotels--0.7%
    1,031,800   Hilton Hotels Corp.                     16,121,875

--------------------------------------------------------------------------------
See Notes to Financial Statements.     3

Portfolio of Investments as
of April 30, 1999 (Unaudited)              PRUDENTIAL EQUITY INCOME FUND
------------------------------------------------------------

Shares          Description                         Value (Note 1)
------------------------------------------------------------
Insurance--2.3%
      375,800   Marsh & McLennan Cos., Inc.        $    28,772,188
      389,500   Ohio Casualty Corp.(b)                  14,472,359
      353,200   Selective Insurance Group, Inc.          6,843,250
                                                   ---------------
                                                        50,087,797
------------------------------------------------------------
Integrated Producers--2.4%
      669,200   Elf Aquitaine, S.A. ADR (France)        52,281,250
------------------------------------------------------------
Machinery--0.1%
        3,500   Cascade Corp.                               46,813
       66,600   Graco, Inc.                              2,097,900
                                                   ---------------
                                                         2,144,713
------------------------------------------------------------
Metals--6.5%
    2,273,000   Alcoa Inc.                             141,494,250
------------------------------------------------------------
Mining--0.3%
      697,958   Ashanti Goldfields Co. Ltd., GDR
                  (Africa)                               6,281,622
------------------------------------------------------------
Miscellaneous Industrial--4.4%
    1,967,200   Hanson PLC, S.A. ADR (United
                  Kingdom)                              96,269,850
------------------------------------------------------------
Oil & Gas Exploration/Production--4.3%
      703,200   Noble Affiliates, Inc.                  22,546,350
      990,000   Occidental Petroleum Corp.              19,985,625
    1,218,300   Pennzoil Quaker Str Company             15,761,756
    1,877,527   Pioneer Natural Resources Co.           21,943,597
      481,200   Stillwater Mining Co.(a)                13,623,975
                                                   ---------------
                                                        93,861,303
------------------------------------------------------------
Paper & Packaging--1.0%
      752,300   Gibson Greetings Inc.                    4,748,894
    1,332,100   Longview Fibre Co.                      17,317,300
                                                   ---------------
                                                        22,066,194
Real Estate Investment Trust--12.5%
      584,100   Capital Automotive REIT            $     7,593,300
    2,270,400   Crescent Real Estate Equities,
                  Inc.                                  50,800,200
    1,142,900   Crown American Realty Trust              8,286,025
      553,826   Equity Office Properties Trust          15,264,829
    1,589,000   Equity Residential Properties
                  Trust                                 73,491,250
      538,500   Gables Residential Trust                12,823,031
      525,000   Glimcher Realty Trust                    8,892,188
      406,200   Manufactured Home Communities,
                  Inc.                                  10,281,937
      663,600   Starwood Hotels and Resorts             24,345,825
      164,900   TriNet Corporate Realty Trust,
                  Inc.                                   4,524,444
    1,243,300   Vornado Realty Trust                    48,488,700
      351,400   Walden Residential Properties,
                  Inc.                                   6,720,525
                                                   ---------------
                                                       271,512,254
------------------------------------------------------------
Retail--4.6%
    1,494,200   Limited, Inc. (The)                     65,371,250
    1,382,200   Heilig-Meyers Co.                        8,120,425
      581,400   Penney (J.C.) Co., Inc.(b)              26,526,375
                                                   ---------------
                                                       100,018,050
------------------------------------------------------------
Steel--3.9%
      954,300   AK Steel Holding Corp.                  24,811,800
    1,188,000   Bethlehem Steel Corp.(a)                10,840,500
      665,800   LTV Corp.                                4,244,475
    1,497,400   USX Corp.-U.S. Steel Group              45,296,350
                                                   ---------------
                                                        85,193,125
------------------------------------------------------------
Telecommunication Services--1.6%
      354,700   Telebras ADR (Brazil)(b)                    27,711
      465,500   Telefonos de Mexico, SA de CV,
                  ADR (Mexico)(b)                       35,261,625
                                                   ---------------
                                                        35,289,336
------------------------------------------------------------
Tobacco--4.3%
      841,500   Philip Morris Companies, Inc.           29,505,094
    2,462,520   RJR Nabisco Holdings Corp.              63,409,890
                                                   ---------------
                                                        92,914,984

--------------------------------------------------------------------------------
See Notes to Financial Statements.     4

Portfolio of Investments as
of April 30, 1999 (Unaudited)             PRUDENTIAL EQUITY INCOME FUND
------------------------------------------------------------

Shares       Description                 Value (Note 1)
-------------------------------------------------------
Trucking & Shipping--0.5%
   584,600   Yellow Corp.(a)            $    10,376,650
-------------------------------------------------------
Waste Management--0.8%
   311,317   Waste Management, Inc.          17,589,411
-------------------------------------------------------
Word Processing--0.8%
   392,700   Rayonier Inc.                   17,916,937
                                        ---------------
             Total common stocks
             (cost $1,514,581,013)        2,030,005,612
                                        ---------------
------------------------------------------------------------
PREFERRED STOCKS--4.7%
-------------------------------------------------------
Manufacturing--0.1%
   262,500   Worthington Industries
             Inc.
             Conv. 7.25%                      2,821,875
-------------------------------------------------------
Mining--0.1%
             Hecla Mining Co.,
    57,800   Conv. 7.00%, Ser. B              2,044,675
-------------------------------------------------------
Retail--1.7%
   675,800   K-Mart Financing I,
             Conv. 7.75%                     37,971,512
-------------------------------------------------------
Steel--0.7%
   248,300   Bethlehem Steel Corp.,
             Conv. $3.50                      9,807,850
   118,900   USX Capital Trust I
             Conv., 6.75%                     5,580,869
                                        ---------------
                                             15,388,719
-------------------------------------------------------
Telecommunication Services--1.5%
   354,700   Telebras ADR S.A.
             (Brazil)(a)(b)                  32,344,206
-------------------------------------------------------
Transportation-Road & Rail--0.6%
   241,500   Union Pacific Capital
             Trust                           13,041,000
                                        ---------------
             Total preferred stocks
             (cost $110,645,998)            103,611,987
                                        ---------------

Moody's       Principal
Rating        Amount
(Unaudited)   (000)      Description                  Value (Note 1)
------------------------------------------------------------
CONVERTIBLE BONDS--0.5%
------------------------------------------------------------
Real Estate Investment Trust--0.2%
                         Malan Realty Investors,
                         Inc.,
B3            $  3,761   Sub. Deb., 9.50%, 7/15/04    $     3,761,000
------------------------------------------------------------
Retail--0.3%
                         Charming Shoppes Inc.
B2               7,921   7.50%, 7/15/06                     7,128,662
                                                      ---------------
                         Total convertible bonds
                         (cost $11,819,331)                10,889,662
                                                      ---------------
                         Total long-term investments
                         (cost $1,637,046,342)          2,144,507,261
                                                      ---------------
------------------------------------------------------------
SHORT-TERM INVESTMENTS--4.1%
------------------------------------------------------------
Commercial Paper--3.5%
                10,000   Conagra Inc.(c)
                         5.10%, 5/3/99                     10,000,000
                21,000   Dayton Hudson Corp.(c)
                         5.00%, 5/3/99                     21,000,000
                10,000   MCI Worldcom Inc.(c)
                         5.03%, 5/4/99                     10,000,000
                15,000   PHH Corp.(c)
                         5.12%, 5/3/99                     15,000,000
                19,000   Raytheon Co.(c)
                         5.02%, 5/10/99                    19,000,000
                                                      ---------------
                         Total commercial paper
                         (cost $75,000,000)                75,000,000
                                                      ---------------
------------------------------------------------------------
Time Deposit--0.3%
                 6,837   Suntrust(c)
                         5.00%, 5/3/99
                         (cost $6,837,000)                  6,837,000

--------------------------------------------------------------------------------
See Notes to Financial Statements.     5

Portfolio of Investments as
of April 30, 1999 (Unaudited)      PRUDENTIAL EQUITY INCOME FUND
------------------------------------------------------------

Moody's       Principal
Rating        Amount      Description                 Value (Note 1)
(Unaudited)   (000)
------------------------------------------------------------
REPURCHASE AGREEMENT--0.3%
                   $6,311  Joint Repurchase
                             Agreement Account,
                             4.90%, 5/3/99
                             (cost $6,311,000;
                             Note 5)                 $    6,311,000
                                                     --------------
                           Total short-term
                             investments
                             (cost $88,148,000)          88,148,000
                                                     --------------
------------------------------------------------------------
Total Investments--102.6%
                           (cost $1,725,194,342;
                             Note 4)                  2,232,655,261
                           Liabilities in excess
                             of
                             other assets--(2.6)%      (56,456,255)
                                                     --------------
                           Net Assets--100%          $2,176,199,006
                                                     --------------
                                                     --------------

---------------
(a) Non-income producing security.
(b) Portion of securities on loan, see Note 4.
(c) Represents security, or portion thereof, purchased with cash collateral received for securities on loan.
ADR--American Depository Receipt.
GDR--Global Depository Receipt.
NR--Not rated by Moody's or Standard & Poor's.
PLC--Public Limited Company.
The Fund's current Statement of Additional Information contains a description of Moody's ratings.
--------------------------------------------------------------------------------
See Notes to Financial Statements.     6

Statement of Assets and Liabilities (Unaudited)    PRUDENTIAL EQUITY INCOME FUND
--------------------------------------------------------------------------------

Assets                                                                                                           April 30, 1999
Investments, at value (cost $1,725,194,342).................................................................      $2,232,655,261
Cash........................................................................................................             253,166
Receivable for investments sold.............................................................................          27,860,990
Dividends and interest receivable...........................................................................           5,003,203
Receivable for Fund shares sold.............................................................................           4,227,561
Receivable for securities lending...........................................................................             543,410
Deferred expenses...........................................................................................              20,897
                                                                                                                  --------------
   Total assets.............................................................................................       2,270,564,488
                                                                                                                  --------------
Liabilities
Payable to broker for collateral for securities on loan.....................................................          81,837,000
Payable for Fund shares reacquired..........................................................................           8,926,968
Distribution fee payable....................................................................................           1,161,787
Management fee payable......................................................................................             851,318
Payable for investments purchased...........................................................................             655,720
Securities lending rebate payable...........................................................................             483,838
Foreign withholding tax payable.............................................................................             227,155
Accrued expenses............................................................................................             221,696
                                                                                                                  --------------
   Total liabilities........................................................................................          94,365,482
                                                                                                                  --------------
Net Assets..................................................................................................      $2,176,199,006
                                                                                                                  --------------
                                                                                                                  --------------
Net assets were comprised of:
   Shares of beneficial interest, at par....................................................................      $    1,043,236
   Paid-in capital in excess of par.........................................................................       1,544,692,048
                                                                                                                  --------------
                                                                                                                   1,545,735,284
   Accumulated net investment loss..........................................................................          (2,472,255)
   Accumulated net realized gains...........................................................................         125,469,708
   Net unrealized appreciation on investments and foreign currencies........................................         507,466,269
                                                                                                                  --------------
Net assets, April 30, 1999..................................................................................      $2,176,199,006
                                                                                                                  --------------
                                                                                                                  --------------
Class A:
   Net asset value and redemption price per share
      ($696,781,124 / 33,334,767 shares of beneficial interest issued and outstanding)......................              $20.90
   Maximum sales charge (5% of offering price)..............................................................                1.10
                                                                                                                  --------------
   Maximum offering price to public.........................................................................              $22.00
                                                                                                                  --------------
                                                                                                                  --------------
Class B:
   Net asset value, offering price and redemption price per share
      ($1,281,474,386 / 61,519,715 shares of beneficial interest issued and outstanding)....................              $20.83
                                                                                                                  --------------
                                                                                                                  --------------
Class C:
   Net asset value and redemption price per share
      ($39,185,882 / 1,881,145 shares of beneficial interest issued and outstanding)........................              $20.83
   Maximum sales charge (1% of offering price)..............................................................                 .21
                                                                                                                  --------------
   Offering price to public.................................................................................              $21.04
                                                                                                                  --------------
                                                                                                                  --------------
Class Z:
   Net asset value, offering price and redemption price per share
      ($158,757,614 / 7,588,009 shares of beneficial interest issued and outstanding).......................              $20.92
                                                                                                                  --------------
                                                                                                                  --------------

--------------------------------------------------------------------------------
See Notes to Financial Statements.     7

PRUDENTIAL EQUITY INCOME FUND
Statement of Operations (Unaudited)
--------------------------------------

                                                  Year Ended
Net Investment Income                           April 30, 1999
Income
   Dividends (net of foreign withholding
      taxes of $560,128).....................   $  27,178,333
   Interest..................................       1,232,090
   Income from securities loaned, net........         203,957
                                                --------------
      Total income...........................      28,614,380
                                                --------------
Expenses
   Management fee............................       5,167,486
   Distribution fee--Class A.................         801,340
   Distribution fee--Class B.................       6,162,929
   Distribution fee--Class C.................         184,343
   Transfer agent's fees and expenses........       2,430,000
   Reports to shareholders...................         114,000
   Registration fees.........................         109,000
   Custodian's fees and expenses.............          90,000
   Insurance.................................          29,000
   Trustees' fees and expenses...............          16,000
   Audit fee and expenses....................          15,000
   Legal fees and expenses...................          13,000
   Miscellaneous.............................           4,476
                                                --------------
      Total expenses.........................      15,136,574
                                                --------------
Net investment income........................      13,477,806
                                                --------------
Realized and Unrealized
Gain (Loss) on Investments
Net realized gain (loss) on:
   Investment transactions...................     130,913,497
   Foreign currency transactions.............         (45,701 )
                                                --------------
                                                  130,867,796
                                                --------------
Net change in unrealized appreciation
   (depreciation) on:
   Investments...............................     225,376,370
   Foreign currency transactions.............           8,290
                                                --------------
                                                  225,384,660
                                                --------------
Net gain on investments and foreign currency
   transactions..............................     356,252,456
                                                --------------
Net Increase in Net Assets
Resulting from Operations....................   $ 369,730,262
                                                --------------
                                                --------------

PRUDENTIAL EQUITY INCOME FUND
Statement of Changes in Net Assets (Unaudited)
--------------------------------------

                                   Six Months
                                     Ended           Year Ended
Increase (Decrease)                April 30,        October 31,
in Net Assets                         1999              1998
Operations
   Net investment income.......  $   13,477,806    $   37,410,326
   Net realized gain on
      investments and foreign
      currency transactions....     130,867,796       138,053,262
   Net change in unrealized
      appreciation
      (depreciation) of
      investments and foreign
      currencies...............     225,384,660      (224,412,031)
                                 --------------    --------------
   Net increase (decrease) in
      net assets resulting from
      operations...............     369,730,262       (48,948,443)
                                 --------------    --------------
Dividends and distributions (Note 1)
   Dividends from net
      investment income
      Class A..................      (6,536,529)      (14,084,914)
      Class B..................      (8,064,627)      (19,144,502)
      Class C..................        (240,689)         (438,559)
      Class Z..................      (1,562,524)       (2,479,859)
                                 --------------    --------------
                                    (16,404,369)      (36,147,834)
                                 --------------    --------------
   Distributions from net
      realized gains
      Class A..................     (36,735,180)      (54,361,373)
      Class B..................     (73,406,073)     (114,880,805)
      Class C..................      (2,177,750)       (1,798,135)
      Class Z..................      (7,944,744)       (8,584,415)
                                 --------------    --------------
                                   (120,263,747)     (179,624,728)
                                 --------------    --------------
Fund share transactions (net of
   share conversions) (Note 6)
   Proceeds from shares sold...     253,613,790     1,012,745,142
   Net asset value of shares
      issued in reinvestment of
      dividends and
      distributions............     126,300,133       198,544,772
   Cost of shares reacquired...    (556,191,733)     (740,383,287)
                                 --------------    --------------
   Net increase (decrease) in
      net assets from Fund
      share transactions.......    (176,277,810)      470,906,627
                                 --------------    --------------
Total increase.................      56,784,336       206,185,622
Net Assets
Beginning of period............   2,119,414,670     1,913,229,048
                                 --------------    --------------
End of period(a)...............  $2,176,199,006    $2,119,414,670
                                 --------------    --------------
                                 --------------    --------------
(a)Includes undistributed net
   investment income of........  $           --    $      500,009
                                 --------------    --------------

--------------------------------------------------------------------------------
See Notes to Financial Statements.     8

Notes to Financial Statements (Unaudited)          PRUDENTIAL EQUITY INCOME FUND
--------------------------------------------------------------------------------
Prudential Equity Income Fund (the 'Fund') is registered under the Investment Company Act of 1940 as a diversified, open-end, management investment company. The investment objective of the Fund is both current income and capital appreciation. It seeks to achieve this objective by investing primarily in common stocks and convertible securities that provide investment income returns above those of the Standard & Poor's 500 Stock Index or the NYSE Composite Index. The ability of the issuers of the debt securities held by the Fund to meet their obligations may be affected by economic developments in a specific industry or country.
------------------------------------------------------------
Note 1. Accounting Policies
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Securities Valuation: Investments in securities traded on a national securities exchange (or reported on the Nasdaq national market) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, the mean between the last bid and asked prices quoted on such day or at the bid price in the absence of an asked price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed to be over-the-counter, are valued by an independent pricing agent or principal market maker. Securities for which reliable market quotations are not available or for which the pricing agent or principal market maker does not provide a valuation or methodology or provides a valuation or methodology that does not represent fair value, are valued in accordance with procedures adopted by the Fund's Board of Trustees.
Short-term securities which mature in more than 60 days are valued based upon current market quotations. Short-term securities which mature in 60 days or less are valued at amortized cost which approximates market value.
In connection with transactions in repurchase agreements, it is the Fund's policy that its custodian or designated subcustodians under triparty repurchase agreements, as the case may be, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.
Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:
(i) market value of investment securities, other assets and liabilities--at the current rates of exchange;
(ii) purchases and sales of investment securities, income and expenses--at the rates of exchange prevailing on the respective dates of such transactions. Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of the securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term debt securities sold during the period. Accordingly, such realized foreign currency gains and losses are included in the reported net realized gains/losses on investment transactions.
Net realized losses on foreign currency transactions of $45,701 represents net foreign exchange gains and losses from sales and maturities of short-term securities and forward currency contracts, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of interest and foreign taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net currency gains and losses from valuing foreign currency denominated assets (excluding investments) and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation/depreciation on investments and foreign currencies.
Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. companies as a result of, among other factors, the possibility of political or economic instability and the level of governmental supervision and regulation of foreign securities markets.
Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains and losses on sales of investments are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date; interest income is recorded on the accrual basis. Expenses are recorded on the accrual basis which may require the use of certain estimates by management.
Net investment income (other than distribution fees) and unrealized and realized gains or losses are allocated daily to each class of shares of the Fund based upon the relative proportion of net assets of each class at the beginning of the day.
--------------------------------------------------------------------------------
                                       9

Notes to Financial Statements (Unaudited)          PRUDENTIAL EQUITY INCOME FUND
--------------------------------------------------------------------------------
Federal Income Taxes: It is the Fund's policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income to its shareholders. Therefore, no federal income tax provision is required.
Withholding taxes on foreign dividends have been provided for in accordance with the Fund's understanding of the applicable country's tax rates.
Dividends and Distributions: The Fund expects to pay dividends out of net investment income quarterly and make distributions at least annually of any net capital gains. Dividends and distributions are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatment of distributions from Real Estate Investment Trusts.
Securities Lending: The Fund may lend securities to broker-dealers. The loans are secured by collateral at least equal at all times to the market value of the securities loaned. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the lender securities identical to the loaned securities. The Fund may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower of the securities fail financially. The Fund receives compensation, net of any rebate, for lending its securities in the form of fees or it retains a portion of interest on the investment of any cash received as collateral. The Fund also continues to receive interest on the securities loaned and any gain or loss in the market price of the securities loaned that may occur during the term of the loan will be for the account of the Fund. Prudential Securities Incorporated ('PSI') is the securities lending agent for the Fund. For the six months ended April 30, 1999, PSI has been compensated approximately $11,517.
Reclassification of Capital Accounts: The Fund accounts for and reports distributions to shareholders in accordance with American Institute of Certified Public Accountants (AICPA) Statement of Position 93-2: Determination, Disclosure, and Financial Statement Presentation of Income, Capital Gain, and Return of Capital Distributions by Investment Companies. The effect of applying this statement was to decrease accumulated net realized gains on investments by $19,798,524, increase undistributed net investment loss by $45,701 and increase paid-in capital by $19,844,225 for realized foreign currency losses and for redemptions utilized as distibutions for federal income tax purposes. Net investment income, net realized gains and net assets were not affected by these changes.
Note 2. Agreements
The Fund has a management agreement with Prudential Investments Fund Management LLC ('PIFM'). Pursuant to this agreement, PIFM has responsibility for all investment advisory services and supervises the subadviser's performance of such services. Pursuant to a subadvisory agreement between PIFM and The Prudential Investment Corporation ('PIC'), PIC furnishes investment advisory services in connection with the management of the Fund. PIFM pays for the cost of the subadviser's services, the compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.
The management fee paid PIFM is computed daily and payable monthly at an annual rate of .60 of 1% of the Fund's average daily net assets up to $500 million, .50 of 1% of the next $500 million, .475 of 1% of the next $500 million and .45 of 1% of the average daily net assets in excess of $1.5 billion.
The Fund has a distribution agreement with Prudential Investment Management Services LLC ('PIMS'), which acts as the distributor of the Class A, Class B, Class C and Class Z shares. The Fund compensates PIMS for distributing and servicing the Fund's Class A, Class B and Class C shares, pursuant to plans of distribution (the 'Class A, B and C Plans'), regardless of expenses actually incurred. The distribution fees are accrued daily and payable monthly. No distribution or service fees were paid to PIMS as distributor of the Class Z shares of the Fund.
Pursuant to the Class A, B and C Plans, the Fund compensates PIMS for distribution-related activities at an annual rate of up to .30 of 1%, 1% and 1%, of the average daily net assets of the Class A, B and C shares, respectively. Such expenses under the Plans were .25 of 1% of the average daily net assets of Class A shares and 1% of the average daily net assets of both the Class B and C shares for the six months ended April 30, 1999.
PIMS has advised the Fund that they have received approximately $221,100 and $22,900 in front-end sales charges resulting from sales of Class A shares and Class C shares, respectively, during the six months ended April 30, 1999. From these fees, PIMS paid such sales charges to affiliated broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs. PIMS has advised the Fund that for the six months ended April 30, 1999, they received approximately $1,519,200 and $20,700 in contingent deferred sales charges imposed upon certain redemptions by Class B and Class C shareholders, respectively.
--------------------------------------------------------------------------------
                                       10

Notes to Financial Statements (Unaudited)          PRUDENTIAL EQUITY INCOME FUND
--------------------------------------------------------------------------------
PIFM, PIC and PIMS are indirect, wholly owned subsidiaries of The Prudential Insurance Company of America.
As of March 11, 1999, the Fund along with other affiliated registered investment companies (the 'Funds'), entered into a syndicated credit agreement ('SCA') with an unaffiliated lender. The maximum commitment under the SCA is $1 billion. The Funds pay a commitment fee at an annual rate of .065 of 1% on the unused portion of the credit facility, which is accrued and paid quarterly on a pro rata basis by the Funds. The SCA expires on March 9, 2000. Prior to March 11, 1999, the Funds had a credit agreement wit h a maximum commitment of $200,000.000. The commitment fee was .055 of 1% on the unused portion of the credit facility. The Fund did not borrow any amounts pursuant to either agreement during the six months ended April 30, 1999. The purpose of the agreements are to serve as an alternative source of funding for capital share redemptions.
------------------------------------------------------------
Note 3. Other Transactions with Affiliates
Prudential Mutual Fund Services LLC ('PMFS'), a wholly owned subsidiary of PIFM, serves as the Fund's transfer agent. During the six months ended April 30, 1999, the Fund incurred fees of approximately $1,901,700 for the services of PMFS. As of April 30, 1999, approximately $372,600 of such fees were due to PMFS. Transfer agent fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to nonaffiliates.
For the six months ended April 30, 1999, PSI earned approximately $997,100 in brokerage commissions from portfolio transactions executed on behalf of the Fund.
------------------------------------------------------------
Note 4. Portfolio Securities
Purchases and sales of investment securities, other than short-term investments, for the period ended April 30, 1999 were $163,462,620 and $460,551,731, respectively.
The cost basis of investments for federal income tax purposes at April 30, 1999 was $1,639,473,921 and, accordingly, net unrealized appreciation for federal income tax purposes was $503,577,499 (gross unrealized appreciation--$626,639,285; gross unrealized depreciation--$123,061,786).
As of April 30, 1999, the Fund has securities on loan with an aggregate market value of $80,107,437. The Fund received $81,837,000 in cash as collateral for securities on loan with which it purchased highly liquid short-term investments in accordance with the Fund's securities lending procedures.
Note 5. Joint Repurchase Agreement Account
The Fund, along with other affiliated registered investment companies, transfers uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or Federal agency obligations. As of April 30, 1999, the Fund had a 1.1% undivided interest in repurchase agreements in the joint account. The undivided interest for the Fund represented $6,311,000 in principal amount. As of such date, each repurchase agreement in the joint account and the value of the collateral therefor were as follows:
Bear, Stearns & Co. Inc., 4.90%, in the principal amount of $150,000,000, repurchase price $150,061,250, due 5/3/99. The value of the collateral including accrued interest was $153,641,618.
Merrill Lynch, Pierce, Fenner & Smith, Inc., 4.90%, in the principal amount of $121,448,000, repurchase price $121,497,591, due 5/3/99. The value of the collateral including accrued interest was $123,877,485.
Salomon Smith Barney Inc., 4.90%, in the principal amount of $150,000,000, repurchase price $150,061,250, due 5/3/99. The value of the collateral including accrued interest was $153,037,359.
Warburg Dillon Read LLC, 4.90%, in the principal amount of $150,000,000, repurchase price $150,061,250, due 5/3/99. The value of the collateral including accrued interest was $153,001,025.
------------------------------------------------------------
Note 6. Capital
The Fund offers Class A, Class B, Class C and Class Z shares. Class A shares are sold with a front-end sales charge of up to 5%. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Prior to November 2, 1998 Class C shares were sold with a contingent deferred sales charge of 1% during the first year. Effective November 2, 1998, Class C shares are sold with a front-end sales charge of 1% and a contingent deferred sales charge of 1% during the first 18 months. Class B shares will automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. A special exchange privilege is also available for shareholders who qualify to purchase Class A shares at net asset value or Class Z shares. Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.
--------------------------------------------------------------------------------
                                       11

Notes to Financial Statements (Unaudited)          PRUDENTIAL EQUITY INCOME FUND
--------------------------------------------------------------------------------
The Fund has authorized an unlimited number of shares of beneficial interest at $.01 par value divided into four classes, designated Class A, Class B, Class C and Class Z.
Transactions in shares of beneficial interest were as follows:

Class A                               Shares          Amount
---------------------------------   -----------    -------------
Six Months ended April 30, 1999:
Shares sold......................     8,322,641    $ 154,165,773
Shares issued in reinvestment of
  dividends and distributions....     2,192,798       39,102,509
Shares reacquired................   (12,876,825)    (235,819,788)
                                    -----------    -------------
Net decrease in shares
  outstanding before
  conversion.....................    (2,361,386)     (42,551,506)
Shares issued upon conversion
  from Class B...................     1,426,076       25,454,541
                                    -----------    -------------
Net decrease in shares
  outstanding....................      (953,310)   $ (17,096,965)
                                    -----------    -------------
                                    -----------    -------------
Year ended October 31, 1998:
Shares sold......................    18,187,422    $ 372,808,932
Shares issued in reinvestment of
  dividends and distributions....     3,225,575       63,494,283
Shares reacquired................   (16,281,521)    (328,591,719)
                                    -----------    -------------
Net increase in shares
  outstanding before
  conversion.....................     5,131,476      107,711,496
Shares issued upon conversion
  and/or exchanged from Class
  B..............................     1,987,257       39,239,381
                                    -----------    -------------
Net increase in shares
  outstanding....................     7,118,733    $ 146,950,877
                                    -----------    -------------
                                    -----------    -------------
Class B
---------------------------------
Six Months ended April 30, 1999:
Shares sold......................     3,461,577    $  63,940,026
Shares issued in reinvestment of
  dividends and distributions....     4,243,941       75,399,724
Shares reacquired................   (14,754,222)    (269,157,276)
                                    -----------    -------------
Net decrease in shares
  outstanding before
  conversion.....................    (7,048,704)    (129,817,526)
Shares issued upon conversion
  from Class B...................    (1,430,666)     (25,454,541)
                                    -----------    -------------
Net decrease in shares
  outstanding....................    (8,479,370)   $(155,272,067)
                                    -----------    -------------
                                    -----------    -------------
Class B                               Shares          Amount
---------------------------------   -----------    -------------
Year ended October 31, 1998:
Shares sold......................    21,354,121    $ 438,253,055
Shares issued in reinvestment of
  dividends and distributions....     6,214,814      121,857,308
Shares reacquired................   (15,295,489)    (302,422,093)
                                    -----------    -------------
Net increase in shares
  outstanding before
  conversion.....................    12,273,446      257,688,270
Shares reacquired upon conversion
  and/or exchanged into Class
  B..............................    (1,995,029)     (39,239,381)
                                    -----------    -------------
Net increase in shares
  outstanding....................    10,278,417    $ 218,448,889
                                    -----------    -------------
                                    -----------    -------------
Class C
---------------------------------
Six Months ended April 30, 1999:
Shares sold......................       376,827    $   7,000,760
Shares issued in reinvestment of
  dividends and distributions....       130,539        2,319,273
Shares reacquired................      (671,750)     (12,240,033)
                                    -----------    -------------
Net decrease in shares
  outstanding....................      (164,384)   $  (2,920,000)
                                    -----------    -------------
                                    -----------    -------------
Year ended October 31, 1998:
Shares sold......................     1,490,743    $  30,682,873
Shares issued in reinvestment of
  dividends and distributions....       109,439        2,144,607
Shares reacquired................      (410,298)      (8,131,504)
                                    -----------    -------------
Net increase in shares
  outstanding....................     1,189,884    $  24,695,976
                                    -----------    -------------
                                    -----------    -------------
Class Z
---------------------------------
Six Months ended April 30, 1999:
Shares sold......................     1,509,187    $  28,507,231
Shares issued in reinvestment of
  dividends and distributions....       531,160        9,478,627
Shares reacquired................    (2,118,149)     (38,974,636)
                                    -----------    -------------
Net decrease in shares
  outstanding....................       (77,802)   $    (988,778)
                                    -----------    -------------
                                    -----------    -------------
Year ended October 31, 1998:
Shares sold......................     8,469,492    $ 171,000,282
Shares issued in reinvestment of
  dividends and distributions....       563,480       11,048,574
Shares reacquired................    (4,936,214)    (101,237,971)
                                    -----------    -------------
Net increase in shares
  outstanding....................     4,096,758    $  80,810,885
                                    -----------    -------------
                                    -----------    -------------

------------------------------------------------------------
Note 7. Dividends
On June 28, 1999 the Board of Trustees of the Fund declared the following dividends per share, payable on June 30, 1999 to shareholders of record on June 29, 1999.

                                      Class      Class B    Class
                                        A         and C       Z
                                    ---------   ---------   ------
Ordinary Income...................    $ .08       $ .04     $.0925

--------------------------------------------------------------------------------
                                       12

Financial Highlights (Unaudited)                   PRUDENTIAL EQUITY INCOME FUND
--------------------------------------------------------------------------------

                                                                                          Class A
                                                        ----------------------------------------------------------------------------
                                                        Six Months
                                                           Ended                           Year Ended October 31,
                                                         April 30,      ------------------------------------------------------------
                                                           1999           1998         1997         1996         1995         1994
                                                        -----------     --------     --------     --------     --------     --------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period................     $   18.63      $  21.00     $  15.43     $  14.40     $  14.03     $  14.38
                                                        -----------     --------     --------     --------     --------     --------
Income from investment operations
Net investment income...............................           .16           .45          .45          .47          .48          .41
Net realized and unrealized gain (loss) on
   investment transactions..........................          3.36          (.49)        6.29         1.75          .95          .06
                                                        -----------     --------     --------     --------     --------     --------
   Total from investment operations.................          3.52          (.04)        6.74         2.22         1.43          .47
                                                        -----------     --------     --------     --------     --------     --------
Less distributions
Dividends from net investment income................          (.19)         (.44)        (.43)        (.49)        (.54)       (.29)
Distributions from net realized gains...............         (1.06)        (1.89)        (.74)        (.70)        (.52)       (.53)
                                                        -----------     --------     --------     --------     --------     --------
   Total distributions..............................         (1.25)        (2.33)       (1.17)       (1.19)       (1.06)       (.82)
                                                        -----------     --------     --------     --------     --------     --------
Net asset value, end of period......................     $   20.90      $  18.63     $  21.00     $  15.43     $  14.40     $  14.03
                                                        -----------     --------     --------     --------     --------     --------
                                                        -----------     --------     --------     --------     --------     --------
TOTAL RETURN(a):....................................         20.08%         (.65)%      45.68%       15.97%       11.15%       3.48%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000).....................     $ 696,781      $638,547     $570,146     $341,717     $276,990     $150,502
Average net assets (000)............................     $ 646,384      $655,776     $454,892     $310,335     $236,688     $131,398
Ratios to average net assets:
   Expenses, including distribution fees............          1.03%(b)       .91%         .94%         .98%        1.03%       1.09%
   Expenses, excluding distribution fees............           .78%(b)       .66%         .69%         .73%         .78%        .85%
   Net investment income............................          1.76%(b)      2.19%        2.32%        3.26%        3.36%       2.97%
For Class A, B, C and Z shares:
Portfolio turnover rate.............................             8%           22%          36%          36%          74%         70%

---------------
(a) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than a full year are not annualized.
(b)Annualized.
--------------------------------------------------------------------------------
See Notes to Financial Statements.     13

Financial Highlights (Unaudited)                   PRUDENTIAL EQUITY INCOME FUND
--------------------------------------------------------------------------------

                                                                                       Class B
                                                        ---------------------------------------------------------------------
                                                        Six Months
                                                           Ended                       Year Ended October 31,
                                                         April 30,      -----------------------------------------------------
                                                           1999            1998           1997           1996          1995
                                                        -----------     ----------     ----------     ----------     --------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period................    $    18.57      $    20.93     $    15.39     $    14.36     $  14.00
                                                        -----------     ----------     ----------     ----------     --------
Income from investment operations
Net investment income...............................           .09             .29            .29            .39          .37
Net realized and unrealized gain (loss) on
   investment transactions..........................          3.35            (.48)          6.29           1.71          .95
                                                        -----------     ----------     ----------     ----------     --------
   Total from investment operations.................          3.44            (.19)          6.58           2.10         1.32
                                                        -----------     ----------     ----------     ----------     --------
Less distributions
Dividends from net investment income................          (.12 )          (.28)          (.30)          (.37)        (.44)
Distributions from net realized gains...............         (1.06 )         (1.89)          (.74)          (.70)        (.52)
                                                        -----------     ----------     ----------     ----------     --------
   Total distributions..............................         (1.18 )         (2.17)         (1.04)         (1.07)        (.96)
                                                        -----------     ----------     ----------     ----------     --------
Net asset value, end of period......................    $    20.83      $    18.57     $    20.93     $    15.39     $  14.36
                                                        -----------     ----------     ----------     ----------     --------
                                                        -----------     ----------     ----------     ----------     --------
TOTAL RETURN(a):....................................         19.64 %         (1.35)%        44.60%         15.12%       10.29%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000).....................    $1,281,474      $1,299,962     $1,250,216     $  929,948     $906,793
Average net assets (000)............................    $1,242,801      $1,391,826     $1,072,118     $  951,220     $911,856
Ratios to average net assets:
   Expenses, including distribution fees............          1.78%(b)        1.66%          1.69%          1.73%        1.78%
   Expenses, excluding distribution fees............           .78%(b)         .66%           .69%           .73%         .78%
   Net investment income............................          1.02%(b)        1.44%          1.60%          2.51%        2.66%
                                                        1994
                                                      --------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period................  $  14.35
                                                      --------
Income from investment operations
Net investment income...............................       .31
Net realized and unrealized gain (loss) on
   investment transactions..........................       .06
                                                      --------
   Total from investment operations.................       .37
                                                      --------
Less distributions
Dividends from net investment income................      (.19)
Distributions from net realized gains...............      (.53)
                                                      --------
   Total distributions..............................      (.72)
                                                      --------
Net asset value, end of period......................  $  14.00
                                                      --------
                                                      --------
TOTAL RETURN(a):....................................      2.73%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000).....................  $954,951
Average net assets (000)............................  $784,063
Ratios to average net assets:
   Expenses, including distribution fees............      1.85%
   Expenses, excluding distribution fees............       .85%
   Net investment income............................      2.21%

---------------
(a) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than a full year are not annualized.
(b) Annualized.
--------------------------------------------------------------------------------
See Notes to Financial Statements.     14

Financial Highlights (Unaudited)                   PRUDENTIAL EQUITY INCOME FUND
--------------------------------------------------------------------------------

                                                                                         Class C
                                                        -------------------------------------------------------------------------
                                                                                                                       August 1,
                                                        Six Months                                                      1994(c)
                                                           Ended                 Year Ended October 31,                 Through
                                                         April 30,      -----------------------------------------     October 31,
                                                           1999          1998        1997        1996       1995         1994
                                                        -----------     -------     -------     ------     ------     -----------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period................      $ 18.57       $ 20.93     $ 15.39     $14.36     $14.00       $ 13.99
                                                        -----------     -------     -------     ------     ------         -----
Income from investment operations
Net investment income...............................          .09           .30         .37        .38        .40           .08
Net realized and unrealized gain (loss) on
   investment transactions..........................         3.35          (.49)       6.21       1.72        .92          (.02)
                                                        -----------     -------     -------     ------     ------         -----
   Total from investment operations.................         3.44          (.19)       6.58       2.10       1.32           .06
                                                        -----------     -------     -------     ------     ------         -----
Less distributions
Dividends from net investment income................         (.12)         (.28)       (.30)      (.37)      (.44)         (.05)
Distributions from net realized gains...............        (1.06)        (1.89)       (.74)      (.70)      (.52)           --
                                                        -----------     -------     -------     ------     ------         -----
   Total distributions..............................        (1.18)        (2.17)      (1.04)     (1.07)      (.96)         (.05)
                                                        -----------     -------     -------     ------     ------         -----
Net asset value, end of period......................      $ 20.83       $ 18.57     $ 20.93     $15.39     $14.36       $ 14.00
                                                        -----------     -------     -------     ------     ------         -----
TOTAL RETURN(a):....................................        19.64%        (1.35)%     44.60%     15.12%     10.29%         0.45%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000).....................      $39,186       $37,988     $17,911     $8,511     $4,586       $ 1,527
Average net assets (000)............................      $37,174       $31,345     $11,432     $6,730     $3,132       $   762
Ratios to average net assets:
   Expenses, including distribution fees............         1.78%(b)      1.66%       1.69%      1.73%      1.78%         2.05%(b)
   Expenses, excluding distribution fees............          .78%(b)       .66%        .69%       .73%       .78%         1.05%(b)
   Net investment income............................         1.02%(b)      1.47%       1.53%      2.51%      2.57%         2.42%(b)

---------------
(a) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than a full year are not annualized.
(b) Annualized.
(c) Commencement of offering of Class C shares.
--------------------------------------------------------------------------------
See Notes to Financial Statements.     15

Financial Highlights (Unaudited)                   PRUDENTIAL EQUITY INCOME FUND
--------------------------------------------------------------------------------

                                                                  Class Z
                                            ----------------------------------------------------
                                                                                      March 1,
                                            Six Months       Year Ended October        1996(c)
                                               Ended                31,                Through
                                             April 30,      --------------------     October 31,
                                               1999           1998        1997          1996
                                            -----------     --------     -------     -----------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period....     $   18.64      $  21.00     $ 15.42       $ 15.13
                                            -----------     --------     -------     -----------
Income from investment operations
Net investment income...................           .19           .52         .36           .38
Net realized and unrealized gain (loss)
   on investment transactions...........          3.36          (.51)       6.43           .30
                                            -----------     --------     -------     -----------
   Total from investment operations.....          3.55           .01        6.79           .68
                                            -----------     --------     -------     -----------
Less distributions
Dividends from net investment income....          (.21)         (.48)       (.47)         (.39)
Distributions from net realized gains...         (1.06)        (1.89)       (.74)           --
                                            -----------     --------     -------     -----------
   Total distributions..................         (1.27)        (2.37)      (1.21)         (.39)
                                            -----------     --------     -------     -----------
Net asset value, end of period..........     $   20.92      $  18.64     $ 21.00       $ 15.42
                                            -----------     --------     -------     -----------
TOTAL RETURN(a):........................         20.25%         (.40)%     46.12%         4.55%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000).........     $ 158,758      $142,918     $74,956       $44,509
Average net assets (000)................     $ 139,335      $103,474     $57,369       $24,641
Ratios to average net assets:
   Expenses, including distribution
      fees..............................           .78%(b)       .66%        .69%          .73%(b)
   Expenses, excluding distribution
      fees..............................           .78%(b)       .66%        .69%          .73%(b)
   Net investment income................          2.00%(b)      2.49%       2.58%         3.51%(b)

---------------
(a) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than a full year are not annualized.
(b) Annualized.
(c) Commencement of offering of Class Z shares.
--------------------------------------------------------------------------------
See Notes to Financial Statements.     16

Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

(800) 225-1852
http://www.prudential.com

Trustees

Edward D. Beach
Delayne Dedrick Gold
Robert F. Gunia
Douglas H. McCorkindale
Thomas T. Mooney
Stephen P. Munn
Richard A. Redeker
Robin B. Smith
John R. Strangfeld
Louis A. Weil, III
Clay T. Whitehead

Officers
John R. Strangfeld, President
Robert F. Gunia, Vice President
Grace C. Torres, Treasurer
Stephen M. Ungerman, Assistant Treasurer
Marguerite E.H. Morrison, Secretary
Caren Cunningham, Assistant Secretary

Manager
Prudential Investments Fund Management LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Investment Adviser
The Prudential Investment Corporation
Prudential Plaza
751 Broad Street
Newark, NJ 07102-3777

Distributor
Prudential Investment Management Services LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Custodian
State Street Bank and Trust Company
One Heritage Drive
North Quincy, MA 02171

Transfer Agent
Prudential Mutual Fund Services LLC
P.O. Box 15005
New Brunswick, NJ 08906

Independent Accountants
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

Legal Counsel
Gardner, Carton & Douglas
Quaker Tower
321 North Clark Street
Chicago, IL 60610-4795

The views expressed in this report and information about the Fund's portfolio holdings are for the period covered by this report, and are subject to change thereafter.

The accompanying financial statements as of April 30, 1999, were not audited and, accordingly, no opinion is expressed on them.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

(LOGO)                                    BULK RATE
Prudential Mutual Funds                  U.S. POSTAGE
Gateway Center Three                         PAID
100 Mulberry Street                      Permit 6807
Newark, NJ  07102-4077                   New York, NY
(800) 225-1852

743916207
743916108   MF131E2
743916306   743916405